OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS, NET
Summary of other current assets

	As of December 31,
	2020	2021
	RMB	RMB	US$
Tax recoverable	1,649	1,853	291
Deposits and others	1,753	2,053	322
	3,402	3,906	613
Allowance for doubtful accounts	(99)	(556)	(87)
Total	3,303	3,350	526

Summary of movement in the allowances for doubtful debts

Movement in the allowances for doubtful debts were as follows:

	Years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	3	99	15
Additional provision	96	457	72
Balance at end of year	99	556	87